United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-01415

                 AllianceBernstein Global Small Cap Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: July 31, 2003

                     Date of reporting period: July 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


[LOGO] AllianceBernstein(SM)
       Investment Research and Management

        AllianceBernstein Global Small Cap Fund
--------------------------------------------------------------------------------
Global Small Cap                        Annual Report--July 31, 2003
--------------------------------------------------------------------------------

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commision's web site at http://www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

September 30, 2003

Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Global Small Cap Fund (the "Fund") for the annual reporting period ended July 31, 2003.

Investment Objectives and Policies

This open-end fund seeks long-term growth of capital. It invests principally in a global portfolio of equity securities issued by selected companies with relatively small market capitalizations.

Investment Results

The following table provides performance data for the Fund and its benchmark, the Morgan Stanley Capital International (MSCI) World Index, and its peer group, the Lipper Global Small Cap Funds Average, for the six- and 12-month periods ended July 31, 2003.

INVESTMENT RESULTS*
Periods Ended July 31, 2003
                                                     ---------------------------
                                                              Returns
                                                     ---------------------------
                                                     6 Months          12 Months
--------------------------------------------------------------------------------
   AllianceBernstein
   Global Small
   Cap Fund
      Class A                                          20.92%              8.43%
--------------------------------------------------------------------------------
      Class B                                          20.49%              7.69%
--------------------------------------------------------------------------------
      Class C                                          20.20%              7.48%
--------------------------------------------------------------------------------
   MSCI World Index                                    17.28%              9.32%
--------------------------------------------------------------------------------
   Lipper Global
   Small Cap
   Funds Average                                       23.48%             13.65%
--------------------------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of July 31, 2003.

      Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Returns for Advisor Class shares will vary due to different expenses associated with this class. Past performance is no guarantee of future results.

      The unmanaged MSCI World Index is a market capitalization-weighted index that measures the performance of stock markets in 33 countries. The Lipper Global Small Cap Funds Average reflects the performance of 55 funds and 54 funds for the six- and 12-month periods, respectively. These funds have generally similar investment objectives to the Fund, although investment policies for the various funds may differ. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including AllianceBernstein Global Small Cap Fund.

      Additional investment results appear on page 5.

The Fund's Class A shares gained 20.92% over the six-month period ending July 31, 2003, outperforming the MSCI World Index which gained 17.28% over the same time frame. Outperformance during the period was primarily driven by strong stock selection, which was favorable across all major geographical regions. Relative returns during the period also benefited

--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 1
from a greater-than-benchmark weighting of higher beta, smaller-capitalization securities which were particularly strong performers. Although not a primary component of our strategy, country allocations and currency were both modest contributors to the Fund's overall outperformance during the period.

For the 12-month period ending July 31, 2003, the Fund's Class A shares gained 8.43% versus the MSCI World Index's 9.32% return. The Fund's underperformance over this time frame stemmed from below-benchmark performance during the first half of the 12-month reporting period, which resulted largely from disappointing stock selection within the European region of the Fund. Country allocations and currency only marginally impacted relative returns during the 12-month period.

Market Overview and Investment Strategy

Global markets experienced strong absolute returns over the six-month period. While these gains were widespread, smaller and more speculative stocks (i.e. those without earnings versus those with earnings) were the strongest performers over this time frame. The strongest performing sectors included technology, consumer cyclicals, business services, and banks, while consumer staples, energy and utilities were notable laggards.

The Fund's portfolio management team increased the Fund's active exposure to the technology sector and decreased its exposure to the consumer staples and financials sectors during the period. As of July 31, 2003, the Fund's largest overweight positions were technology, industrials, consumer cyclicals and health care while its largest underweight positions were in the financial services, consumer staples, energy and telecommunications sectors. Regional allocations remain largely unchanged, with the Fund overweight in Asia and underweight in Europe and North America.

--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND

                                                              Performance Update
--------------------------------------------------------------------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND
GROWTH OF A $10,000 INVESTMENT
7/31/93 - 7/31/03

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND CLASS A
GROWTH OF A $10,000 INVESTMENT
7/31/93 - 7/31/03

                                              Lipper
               AllianceBernstein         Global Small Cap
               Global Small Cap              Funds                MSCI
                     Fund                   Average            World Index
-------------------------------------------------------------------------------
7/31/93              9575                     10000                10000
7/31/94             10231                     11267                11060
7/31/95             11931                     13619                12675
7/31/96             14015                     15178                13857
7/31/97             17724                     18181                18452
7/31/98             18166                     19136                20687
7/31/99             19529                     19954                23979
7/31/00             25741                     26006                26304
7/31/01             17027                     20333                21363
7/31/02             12254                     16536                16874
7/31/03             13287                     18558                18448


Lipper Global Small Cap Funds Average: $18,558

MSCI World Index: $18,448

AllianceBernstein Global Small Cap Fund Class A: $13,287

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Global Small Cap Fund (from 7/31/93 to 7/31/03) as compared to the performance of an appropriate broad-based index and the Lipper Global Small Cap Funds Average. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged MSCI World Index is a market capitalization-weighted index that measures the performance of stock markets in 33 countries.

The Lipper Global Small Cap Funds Average reflects the performance of 12 funds (based on the number of funds in the average from 7/31/93 to 7/31/03). These funds have generally similar investment objectives to AllianceBernstein Global Small Cap Fund, although the investment policies of some funds included in the average may vary.

When comparing AllianceBernstein Global Small Cap Fund to the index and average shown above, you should note that no sales charges or expenses are reflected in the performance of the index. Lipper results include fees and expenses. An investor cannot invest directly in an index or an average, and its results are not indicative of any specific investment, including AllianceBernstein Global Small Cap Fund.

--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 3

Portfolio Summary
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY
July 31, 2003

INCEPTION DATES           PORTFOLIO STATISTICS

Class A Shares            Net Assets ($mil): $68.6
9/29/66
Class B Shares
9/17/90
Class C Shares
5/3/93

SECTOR BREAKDOWN

 23.3% Consumer Services
 19.5% Technology
 14.7% Health Care
 12.2% Finance
 10.6% Capital Goods
  3.9% Basic Industry                   [PIE CHART OMITTED]
  3.4% Energy
  2.9% Transportation
  2.4% Utilities
  2.0% Consumer Manufacturing
  1.2% Consumer Staples
  0.3% Multi-Industry Companies

  3.6% Short-Term

COUNTRY BREAKDOWN

 56.0% United States
  9.6% Japan
  7.4% United Kingdom
  3.4% Germany
  3.0% France                           [PIE CHART OMITTED]
  2.2% Taiwan
  2.0% Canada

 16.4% Other

All data as of July 31, 2003. The Fund's sector and country breakdowns are expressed as a percentage of total investments and may vary over time. "Other" country weightings represent less than 2% weightings in Australia, Austria, Brazil, Finland, Greece, Hong Kong, India, Ireland, Israel, Italy, Netherlands, Norway, Russia, Singapore, South Africa, Spain, Sweden and Switzerland.

--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND

                                                              Investment Results
--------------------------------------------------------------------------------

INVESTMENT  RESULTS

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2003

Class A Shares
--------------------------------------------------------------------------------
                                    Without Sales Charge       With Sales Charge
                      1 Year               8.43%                     3.81%
                     5 Years              -6.06%                    -6.88%
                    10 Years               3.33%                     2.88%

Class B Shares
--------------------------------------------------------------------------------
                                    Without Sales Charge       With Sales Charge
                      1 Year               7.69%                     3.69%
                     5 Years              -6.79%                    -6.79%
                    10 Years(a)            2.71%                     2.71%

Class C Shares
--------------------------------------------------------------------------------
                                    Without Sales Charge       With Sales Charge
                      1 Year               7.48%                     6.48%
                     5 Years              -6.80%                    -6.80%
                    10 Years               2.56%                     2.56%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2003)

                                      Class A       Class B           Class C
--------------------------------------------------------------------------------
                      1 Year          -12.50%       -12.84%           -10.10%
                     5 Years           -8.75%        -8.65%            -8.67%
                    10 Years            2.34%         2.18%(a)          2.02%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Investing in the stocks of small companies may provide the potential for greater returns, but is generally more volatile and the loss of principal may be greater, than funds investing in stocks of larger, more established companies. The Fund pursues an aggressive investment strategy and an investment in the Fund is risky.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(a)   Assumes conversion of Class B shares into Class A shares after 8 years.

--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 5

Ten Largest Holdings
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS
July 31, 2003

                                                                    Percent of
Company                          Country       U.S. $ Value         Net Assets
--------------------------------------------------------------------------------
Altana AG                        Germany        $   987,890                1.4%
--------------------------------------------------------------------------------
ABSA Group, Ltd.            South Africa            934,481                1.4
--------------------------------------------------------------------------------
CDW Corp.                  United States            809,172                1.2
--------------------------------------------------------------------------------
MediaTek, Inc.                    Taiwan            801,426                1.2
--------------------------------------------------------------------------------
L-3 Communications
   Holdings, Inc.          United States            780,372                1.1
--------------------------------------------------------------------------------
Porsche AG pfd                   Germany            762,905                1.1
--------------------------------------------------------------------------------
Getty Images, Inc.         United States            758,787                1.1
--------------------------------------------------------------------------------
MEMC Electronic
   Materials, Inc.         United States            755,760                1.1
--------------------------------------------------------------------------------
MSC Industrial Direct
   Co., Inc. Cl.A          United States            745,550                1.1
--------------------------------------------------------------------------------
Capita Group Plc          United Kingdom            743,168                1.1
--------------------------------------------------------------------------------
                                                $ 8,079,511               11.8%




--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND

                                                        Portfolio of Investments
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
July 31, 2003

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON & PREFERRED STOCKS-96.9%

United States Investments-52.7%
Consumer Services-12.9%
Advertising-1.1%
Getty Images, Inc.(a)..........................         19,900    $     758,787
                                                                  -------------
Broadcasting & Cable-2.3%
Citadel Broadcasting Co.(a)....................         20,800          395,200
Radio One, Inc. Cl.D(a)........................         36,600          607,194
ValueVision International, Inc. Cl.A(a)........         32,100          556,935
                                                                  -------------
                                                                      1,559,329
                                                                  -------------
Entertainment & Leisure-0.1%
Regal Entertainment Group Cl.A ................          5,200           95,940
                                                                  -------------
Gaming-0.9%
Station Casinos, Inc.(a).......................         21,200          614,800
                                                                  -------------
Retail - General Merchandise-2.6%
MSC Industrial Direct Co., Inc. Cl.A ..........         37,000          745,550
PETsMART, Inc.(a)..............................         20,900          414,447
Williams-Sonoma, Inc.(a).......................         20,600          581,950
                                                                  -------------
                                                                      1,741,947
                                                                  -------------
Toys-0.2%
Marvel Enterprises, Inc.(a)....................          6,500          127,400
                                                                  -------------
Miscellaneous-5.7%
Career Education Corp.(a)......................          8,800          733,920
CDW Corp.(a)...................................         16,900          809,172
Dycom Industries, Inc.(a)......................          8,100          137,781
Iron Mountain, Inc.(a).........................         19,550          715,530
Manpower, Inc. ................................         16,400          624,840
ScanSource, Inc.(a)............................         14,600          489,976
West Corp.(a)..................................         16,400          398,848
                                                                  -------------
                                                                      3,910,067
                                                                  -------------
                                                                      8,808,270
                                                                  -------------
Technology-11.9%
Communication Equipment-0.8%
National Instruments Corp. ....................         15,200          541,272
                                                                  -------------
Computer Hardware/Storage-0.6%
Avocent Corp.(a)...............................         15,900          425,802
                                                                  -------------
Computer Peripherals-0.4%
Imation Corp. .................................          8,400          299,796
                                                                  -------------
Networking Software-0.0%
NETGEAR, Inc.(a)...............................          1,500           26,506
                                                                  -------------


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 7

Portfolio of Investments
--------------------------------------------------------------------------------


Company                                                 Shares     U.S. $ Value
--------------------------------------------------------------------------------

Semi-Conductor Capital Equipment-1.1%
MEMC Electronic Materials, Inc.(a).............         67,000    $     755,760
                                                                  -------------
Semi-Conductor Components-2.5%
ATMI, Inc.(a)..................................         19,100          492,207
Integrated Circuit Systems, Inc.(a)............         23,100          694,155
OmniVision Technologies, Inc.(a)...............         12,000          487,080
                                                                  -------------
                                                                      1,673,442
                                                                  -------------
Software-4.1%
Hyperion Solutions Corp.(a)....................         16,700          456,411
Informatica Corp.(a)...........................         66,200          485,246
InterVideo, Inc.(a)............................          1,000           20,380
Macrovision Corp.(a)...........................         27,900          655,650
Mercury Interactive Corp.(a)...................         15,600          614,016
NetScreen Technologies, Inc.(a)................         25,800          558,054
                                                                  -------------
                                                                      2,789,757
                                                                  -------------
Miscellaneous-2.4%
Amphenol Corp. Cl.A(a).........................         12,400          669,600
Exar Corp.(a)..................................         27,200          388,960
Tektronix, Inc.(a).............................         28,600          604,318
                                                                  -------------
                                                                      1,662,878
                                                                  -------------
                                                                      8,175,213
                                                                  -------------
Health Care-10.1%
Biotechnology-2.6%
Abgenix, Inc.(a)...............................         16,800          213,192
Celgene Corp.(a)...............................          9,700          355,117
Neurocrine Biosciences, Inc.(a)................          5,800          311,344
Protein Design Labs, Inc.(a)...................         19,300          246,268
Telik, Inc.(a).................................         17,500          334,075
Trimeris, Inc.(a)..............................          6,800          301,580
                                                                  -------------
                                                                      1,761,576
                                                                  -------------
Drugs-1.8%
Martek Biosciences Corp.(a)....................         13,500          655,034
Pharmaceutical Resources, Inc.(a)..............         10,000          566,000
                                                                  -------------
                                                                      1,221,034
                                                                  -------------
Medical Products-2.7%
Gen-Probe, Inc.(a).............................         10,000          550,000
Henry Schein, Inc.(a)..........................          7,000          409,080
Integra LifeSciences Holdings(a)...............         20,000          500,200
VISX, Inc.(a)..................................         17,400          405,072
                                                                  -------------
                                                                      1,864,352
                                                                  -------------
Medical Services-1.6%
Coventry Health Care, Inc.(a)..................          6,800          366,316
Mid Atlantic Medical Services, Inc.(a).........          6,200          337,156
Omnicare, Inc. ................................         12,900          438,213
                                                                  -------------
                                                                      1,141,685
                                                                  -------------


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND

                                                        Portfolio of Investments
--------------------------------------------------------------------------------


Company                                                 Shares     U.S. $ Value
--------------------------------------------------------------------------------

Miscellaneous-1.4%
AMERIGROUP Corp.(a)............................          7,700    $     317,394
Stericycle, Inc.(a)............................         14,400          649,872
                                                                  -------------
                                                                        967,266
                                                                  -------------
                                                                      6,955,913
                                                                  -------------
Finance-6.0%
Banking - Money Center-0.9%
New York Community Bancorp, Inc. ..............         21,400          639,860
                                                                  -------------
Banking - Regional-0.4%
American Capital Strategies, Ltd. .............         10,200          286,926
                                                                  -------------
Brokerage & Money Management-3.4%
A.G. Edwards, Inc. ............................         16,100          595,539
Affiliated Managers Group, Inc.(a).............          9,300          608,406
BlackRock, Inc. Cl.A(a)........................          9,000          406,530
Southwest Bancorporation of Texas, Inc.(a).....         19,700          699,350
                                                                  -------------
                                                                      2,309,825
                                                                  -------------
Insurance-0.6%
Scottish Annuity & Life Holdings, Ltd. ........          7,400          169,090
StanCorp Financial Group, Inc. ................          4,600          256,680
                                                                  -------------
                                                                        425,770
                                                                  -------------
Miscellaneous-0.7%
Investors Financial Services Corp. ............         14,200          452,554
                                                                  -------------
                                                                      4,114,935
                                                                  -------------
Capital Goods-5.9%
Electrical Equipment-2.5%
Alliant Techsystems, Inc.(a)...................         10,550          579,195
L-3 Communications Holdings, Inc.(a)...........         15,900          780,372
United Defense Industries, Inc.(a).............         15,200          385,928
                                                                  -------------
                                                                      1,745,495
                                                                  -------------
Machinery-2.1%
Cooper Cameron Corp.(a)........................         14,400          688,464
Navistar International Corp.(a)................         19,000          741,380
                                                                  -------------
                                                                      1,429,844
                                                                  -------------
Pollution Control-0.4%
Waste Connections, Inc.(a).....................          8,100          274,995
                                                                  -------------
Miscellaneous-0.9%
IDEX Corp. ....................................         16,900          625,300
                                                                  -------------
                                                                      4,075,634
                                                                  -------------
Energy-2.4%
Domestic Producers-1.9%
Newfield Exploration Co.(a)....................         20,100          726,213
Noble Energy, Inc. ............................          6,700          244,550
Pogo Producing Co. ............................          7,600          321,480
                                                                  -------------
                                                                      1,292,243
                                                                  -------------


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 9

Portfolio of Investments
--------------------------------------------------------------------------------


Company                                                 Shares     U.S. $ Value
--------------------------------------------------------------------------------

Oil Service-0.5%
Rowan Cos., Inc.(a)............................         16,000    $     351,200
                                                                  -------------
                                                                      1,643,443
                                                                  -------------
Basic Industry-1.8%
Chemicals-0.9%
Georgia Gulf Corp. ............................         27,100          620,048
                                                                  -------------
Paper & Forest Products-0.9%
Pactiv Corp.(a)................................         29,600          584,600
                                                                  -------------
                                                                      1,204,648
                                                                  -------------
Transportation-1.7%
Air Freight-1.2%
C.H. Robinson Worldwide, Inc. .................         10,700          395,044
Expeditors International of Washington, Inc. ..         13,100          444,221
                                                                  -------------
                                                                        839,265
                                                                  -------------
Trucking-0.5%
Werner Enterprises, Inc. ......................         13,500          321,840
                                                                  -------------
                                                                      1,161,105
                                                                  -------------
Total United States Investments
   (cost $30,618,610)..........................                      36,139,161
                                                                  -------------
Foreign Investments-44.2%
Australia-0.2%
WMC Resources, Ltd.(a).........................         60,000          144,466
                                                                  -------------
Austria-1.5%
Schoeller-Bleckmann Oilfield Equipment AG .....         58,000          573,281
Telekom Austria AG(a)..........................         39,600          433,668
                                                                  -------------
                                                                      1,006,949
                                                                  -------------
Brazil-0.5%
Aracruz Celulose, SA (ADR).....................          7,700          192,808
Companhia Vale do Rio Doce (ADR)...............          5,350          186,341
                                                                  -------------
                                                                        379,149
                                                                  -------------
Canada-2.0%
Angiotech Pharmaceuticals, Inc.(a).............          5,500          243,375
Axcan Pharma, Inc.(a)..........................         39,200          523,712
Cognos, Inc.(a)................................         21,700          587,202
                                                                  -------------
                                                                      1,354,289
                                                                  -------------
Finland-0.0%
TietoEnator Oyj................................          2,143           40,679
                                                                  -------------
France-3.0%
Dassault Systemes, SA..........................         20,000          689,645
Societe Television Francaise 1.................         21,650          685,504
Veolia Environnement...........................         35,080          665,892
                                                                  -------------
                                                                      2,041,041
                                                                  -------------


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND

                                                        Portfolio of Investments
--------------------------------------------------------------------------------


Company                                                 Shares     U.S. $ Value
--------------------------------------------------------------------------------

Germany-3.4%
Altana AG......................................         15,922    $     987,890
Fraport AG(a)..................................         24,329          617,575
Porsche AG pfd.................................          1,866          762,905
                                                                  -------------
                                                                      2,368,370
                                                                  -------------
Greece-1.0%
Greek Organization of Football Prognostics.....         57,550          678,722
                                                                  -------------
Hong Kong-1.7%
China Resources Enterprise, Ltd. ..............        204,000          184,402
Comba Telecom Systems Holdings, Ltd.(a)........        240,000           73,084
Li & Fung, Ltd. ...............................        218,000          308,863
SINA Corp.(a)..................................         11,600          403,216
Sun Hung Kai Properties, Ltd. .................         33,000          195,904
                                                                  -------------
                                                                      1,165,469
                                                                  -------------
India-1.5%
Bharti Tele-Ventures, Ltd.(a)..................        480,000          526,334
Dr. Reddy's Laboratories, Ltd. (ADR)...........         21,000          525,840
                                                                  -------------
                                                                      1,052,174
                                                                  -------------
Ireland-1.5%
Anglo Irish Bank Corp. Plc ....................         44,318          407,184
CRH Plc .......................................         34,460          647,156
                                                                  -------------
                                                                      1,054,340
                                                                  -------------
Israel-0.5%
Bank Hapoalim, Ltd.(a).........................        168,600          333,411
                                                                  -------------
Italy-1.0%
Tod's SpA......................................         20,000          700,877
                                                                  -------------
Japan-9.7%
Ajinomoto Co., Inc. ...........................          9,000           86,245
Bank of Fukuoka, Ltd. .........................        129,000          456,334
Daikin Industries, Ltd. .......................         21,000          382,769
Fujisawa Pharmaceutical Co., Ltd. .............         22,000          426,572
Funai Electric Co., Ltd. ......................          5,300          616,591
Hoya Corp. ....................................          9,700          696,741
ITO EN, Ltd. ..................................         12,700          428,167
JSR Corp. .....................................         29,000          393,971
Kose Corp. ....................................          9,900          291,841
Matsumotokiyoshi Co., Ltd. ....................          6,700          283,745
NEC Electronics Corp.(a).......................          1,000           47,664
Nitto Denko Corp. .............................         12,500          455,678
Sanken Electric Co., Ltd. .....................         25,000          236,247
Secom Co., Ltd. ...............................         10,500          301,682
Shionogi & Co., Ltd. ..........................         33,000          432,967
SMC Corp. .....................................          4,800          450,405
The Sumitomo Trust and Banking Co., Ltd. ......         92,000          333,851
Tokyo Electron, Ltd. ..........................          5,300          311,156
                                                                  -------------
                                                                      6,632,626
                                                                  -------------


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 11

Portfolio of Investments
--------------------------------------------------------------------------------


Company                                                 Shares     U.S. $ Value
--------------------------------------------------------------------------------

Netherlands-1.1%
IHC Caland NV..................................         14,180    $     730,252
                                                                  -------------
Norway-0.9%
Gjensidige NOR ASA.............................         10,800          389,881
Royal Caribbean Cruises, Ltd. .................          8,000          231,150
                                                                  -------------
                                                                        621,031
                                                                  -------------
Russia-0.3%
Mobile Telesystems (GDR)(a)....................          3,300          181,434
                                                                  -------------
Singapore-0.1%
Singapore Post, Ltd.(a)........................        192,000           76,953
                                                                  -------------
South Africa-1.4%
ABSA Group, Ltd. ..............................        187,600          934,481
                                                                  -------------
Spain-0.5%
Acerinox, SA...................................          7,700          322,335
                                                                  -------------
Sweden-1.6%
Eniro AB.......................................         70,245          572,633
Sandvik AB.....................................         18,300          508,773
                                                                  -------------
                                                                      1,081,406
                                                                  -------------
Switzerland-1.2%
Converium Holding AG...........................         12,400          589,057
Unique Zurich Airport(a).......................          8,430          232,607
                                                                  -------------
                                                                        821,664
                                                                  -------------
Taiwan-2.2%
Compal Electronics, Inc. ......................        302,450          431,317
Delta Electronics, Inc. .......................        186,900          257,831
MediaTek, Inc. ................................         67,000          801,426
                                                                  -------------
                                                                      1,490,574
                                                                  -------------
United Kingdom-7.4%
Capita Group Plc ..............................        188,500          743,168
easyJet Plc(a) ................................        104,275          388,036
Friends Provident Plc .........................        306,000          675,840
Hilton Group Plc ..............................        231,601          731,409
LogicaCMG Plc .................................        111,000          298,297
National Grid Transco Plc .....................         86,848          539,457
NDS Group Plc (ADR)(a).........................         41,400          598,230
The Sage Group Plc ............................        101,000          299,460
Wetherspoon (J.D.) Plc ........................        101,742          368,377
WPP Group Plc  ................................         51,400          456,575
                                                                  -------------
                                                                      5,098,849
                                                                  -------------
Total Foreign Investments
   (cost $28,210,989)..........................                      30,311,541
                                                                  -------------
Total Common & Preferred Stocks
   (cost $58,829,599)..........................                      66,450,702
                                                                  -------------


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND

                                                        Portfolio of Investments
--------------------------------------------------------------------------------
                                                     Principal
                                                        Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT-3.6%
Time Deposit-3.6%
State Street Euro Dollar
   0.50%, 8/01/03
   (cost $2,452,000)...........................         $2,452    $   2,452,000
                                                                  -------------
Total Investments*-100.5%
   (cost $61,281,599)..........................                      68,902,702
Other assets less liabilities-(0.5%)...........                        (350,331)
                                                                  -------------
Net Assets-100%................................                   $  68,552,371
                                                                  =============

* SECURITIES LENDING INFORMATION

The Fund participates in a securities lending arrangement (see Note E) in which cash collateral is invested by the lending agent. Such investments, representing 5.3% of net assets, were as follows as of July 31, 2003:

                                    Current                           U.S. $
                                     Yield            Shares           Value
                                ==============   ===============   =============
UBS Private Money Market
   Fund LLC                          1.02%           3,666,050       $3,666,050


(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt

      GDR - Global Depositary Receipt

      See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 13

Statement of Assets & Liabilities
--------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
July 31, 2003

Assets
Investments in securities, at value (cost $61,281,599) ....    $  68,902,702(a)
Cash ......................................................              931
Foreign cash, at value (cost $152,575) ....................          149,693
Collateral held for securities loaned .....................        3,666,050
Receivable for investment securities sold .................          872,827
Receivable for capital stock sold .........................           65,982
Dividends and interest receivable .........................           43,082
                                                               -------------
Total assets ..............................................       73,701,267
                                                               -------------
Liabilities
Payable for collateral received on securities loaned ......        3,666,050
Payable for investment securities purchased ...............          970,283
Payable for capital stock redeemed ........................          170,717
Management fee payable ....................................           57,756
Distribution fee payable ..................................           29,864
Accrued expenses and other liabilities ....................          254,226
                                                               -------------
Total liabilities .........................................        5,148,896
                                                               -------------
Net Assets ................................................    $  68,552,371
                                                               =============
Composition of Net Assets
Capital stock, at par .....................................    $     105,531
Additional paid-in capital ................................      137,225,032
Accumulated net investment loss ...........................          (86,212)
Accumulated net realized loss on investment and
   foreign currency transactions ..........................      (76,309,777)
Net unrealized appreciation of investments and
   foreign currency denominated assets and liabilities ....        7,617,797
                                                               -------------
                                                               $  68,552,371
                                                               =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($46,971,895 / 6,888,248 shares of capital stock
   issued and outstanding) ................................            $6.82
Sales charge--4.25% of public offering price ..............              .30
                                                                       -----
Maximum offering price ....................................            $7.12
                                                                       =====
Class B Shares
Net asset value and offering price per share
   ($16,894,411 / 2,875,021 shares of capital stock
   issued and outstanding) ................................            $5.88
                                                                       =====
Class C Shares
Net asset value and offering price per share
   ($4,485,441 / 760,974 shares of capital stock
   issued and outstanding) ................................            $5.89
                                                                       =====
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($200,624 / 28,860 shares of capital stock
   issued and outstanding) ................................            $6.95
                                                                       =====


(a)   Includes securities on loan with a value of $3,498,082 (see Note E).

      See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND

                                                         Statement of Operations
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Year Ended July 31, 2003

Investment Income
Dividends (net of foreign taxes withheld
   of $40,163) ..................................   $    734,511
Interest ........................................         34,772    $   769,283
                                                    ------------
Expenses
Management fee ..................................        628,151
Distribution fee--Class A .......................        126,827
Distribution fee--Class B .......................        164,395
Distribution fee--Class C .......................         39,022
Transfer agency .................................        558,967
Custodian .......................................        277,560
Administrative ..................................        137,100
Audit and legal .................................        122,020
Printing ........................................        105,773
Registration fees ...............................         64,567
Directors' fees .................................         20,000
Miscellaneous ...................................         11,204
                                                    ------------
Total expenses ..................................      2,255,586
Less: expense offset arrangement
   (see Note B) .................................           (694)
                                                    ------------
Net expenses ....................................                     2,254,892
                                                                    -----------
Net investment loss .............................                    (1,485,609)
                                                                    -----------
Realized and Unrealized Gain (Loss) on
Investment and Foreign Currency
Transactions
Net realized loss on:
   Investment transactions ......................                   (19,674,793)
   Foreign currency transactions ................                      (136,186)
Net change in unrealized
   appreciation/depreciation of:
   Investments ..................................                    25,864,265
   Foreign currency denominated assets
     and liabilities ............................                        (3,646)
                                                                    -----------
Net gain on investment and foreign
   currency transactions ........................                     6,049,640
                                                                    -----------
Net Increase in Net Assets from
   Operations ...................................                   $ 4,564,031
                                                                    ===========


See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 15

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                 Year Ended        Year Ended
                                                  July 31,          July 31,
                                                    2003              2002
                                                ============      =============
Increase (Decrease) in Net Assets
from Operations
Net investment loss .......................     $ (1,485,609)     $  (2,194,631)
Net realized loss on investment and
   foreign currency transactions ..........      (19,810,979)       (39,198,256)
Net change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   denominated assets and liabilities .....       25,860,619         10,723,875
                                                ------------      -------------
Net increase (decrease) in net assets
   from operations ........................        4,564,031        (30,669,012)
Capital Stock Transactions

Net decrease ..............................       (7,833,073)       (17,054,949)
                                                ------------      -------------
Total decrease ............................       (3,269,042)       (47,723,961)
Net Assets
Beginning of period .......................       71,821,413        119,545,374
                                                ------------      -------------
End of period .............................     $ 68,552,371      $  71,821,413
                                                ============      =============


See notes to financial statements.

--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
July 31, 2003

NOTE A

Significant Accounting Policies

AllianceBernstein Global Small Cap Fund, Inc. (the "Fund"), formerly Alliance Global Small Cap Fund, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional infomation about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 17

Notes to Financial Statements
--------------------------------------------------------------------------------

exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau of other comparable sources; U.S Goverment securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fiar value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not reaily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fees and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") a management fee at an annual rate of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $137,100 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the year ended July 31, 2003.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, in accordance with a Services Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $379,129 for the year ended July 31, 2003.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 19

Notes to Financial Statements
--------------------------------------------------------------------------------

For the year ended July 31, 2003, the Fund's expenses were reduced by $694 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $2,071 from the sales of Class A shares and received $3,233, $24,149 and $233 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended July 31, 2003.

Brokerage commissions paid on investment transactions for the year ended July 31, 2003, amounted to $274,941, of which $115 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the Fund's average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $3,873,984 and $1,122,224 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended July 31, 2003 were as follows:

                                                 Purchases           Sales
                                               =============      =============
Investment securities (excluding
   U.S. government securities)...............  $  64,738,183      $  75,658,445
U.S. government securities...................             -0-                -0-


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

At July 31, 2003, the cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Cost ...................................................           $ 62,292,551
                                                                   ============

Gross unrealized appreciation ..........................           $ 10,528,402
Gross unrealized depreciation ..........................             (3,918,251)
                                                                   ------------
Net unrealized appreciation ............................           $  6,610,151
                                                                   ============

Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Fund has in that particular currency contract.

NOTE E

Securities Lending

The Fund has entered into a securities lending agreement with UBS Warburg LLC, Inc., (the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 21

Notes to Financial Statements
--------------------------------------------------------------------------------

consists of either cash or U.S. government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of July 31, 2003, the Fund had loaned securities with a value of $3,498,082 and received cash collateral which was invested in a money market fund valued at $3,666,050 as included in the footnotes to the accompanying portfolio of investments. For the year ended July 31, 2003, the Fund earned fee income of $16,988 which is included in interest income in the accompanying statement of operations.

NOTE F

Capital Stock

There are 12,000,000,000 shares of $.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C, and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                    ---------------------------------         -----------------------------------
                                   Shares                                    Amount
                    ---------------------------------         -----------------------------------
                       Year Ended          Year Ended            Year Ended            Year Ended
                    July 31, 2003       July 31, 2002         July 31, 2003         July 31, 2002
-------------------------------------------------------------------------------------------------
Class A
Shares sold             3,307,119           5,634,790          $ 19,319,389          $ 43,126,076
-------------------------------------------------------------------------------------------------
Shares converted
   from Class B           113,721             129,401               672,557               999,804
-------------------------------------------------------------------------------------------------
Shares redeemed        (4,062,411)         (6,773,088)          (23,814,319)          (52,052,152)
-------------------------------------------------------------------------------------------------
Net decrease             (641,571)         (1,008,897)         $ (3,822,373)         $ (7,926,272)
=================================================================================================

Class B
Shares sold               376,426             508,534          $  1,950,858          $  3,437,793
-------------------------------------------------------------------------------------------------
Shares converted
   to Class A            (130,479)           (148,461)             (672,557)             (999,804)
-------------------------------------------------------------------------------------------------
Shares redeemed        (1,005,043)         (1,364,510)           (5,113,312)           (8,986,368)
-------------------------------------------------------------------------------------------------
Net decrease             (759,096)         (1,004,437)         $ (3,835,011)         $ (6,548,379)
=================================================================================================

Class C
Shares sold               623,643             648,960          $  3,253,675          $  4,359,452
-------------------------------------------------------------------------------------------------
Shares redeemed          (664,650)           (968,854)           (3,410,901)           (6,467,560)
-------------------------------------------------------------------------------------------------
Net decrease              (41,007)           (319,894)         $   (157,226)         $ (2,108,108)
=================================================================================================

Advisor Class
Shares sold               142,853               3,144          $    866,210          $     24,316
-------------------------------------------------------------------------------------------------
Shares redeemed          (145,926)            (61,241)             (884,673)             (496,506)
-------------------------------------------------------------------------------------------------
Net decrease               (3,073)            (58,097)         $    (18,463)         $   (472,190)
=================================================================================================

--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended July 31, 2003.

NOTE H

Concentration of Risk

Investing in securities of foreign companies involves special risks which include revaluation of currencies and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

NOTE I

Components of Accumulated Earnings (Deficit)

As of July 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ...................        $(75,385,037)(a)
Unrealized appreciation/(depreciation) .................           6,606,845(b)
                                                                ------------
Total accumulated earnings/(deficit) ...................        $(68,778,192)
                                                                ============

(a) On July 31, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $65,365,531, of which $34,121,716 expires in the year 2010 and $31,243,815 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2003, the Fund deferred to August 1, 2003 post October capital losses of $9,933,294 and post October currency losses of $86,212.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

During the current fiscal year, permanent differences, primarily due to net investment loss and the tax treatment of foreign currency gains and losses, resulted in a net decrease in accumulated net investment loss, a net decrease in accumulated net realized loss on investment and foreign currency transactions and a decrease in additional paid-in capital. This reclassification had no effect on net assets.



--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 23

NOTE J
Subsequent Events
Alliance Capital Management L.P., ("Alliance Capital") the Fund's Adviser, has been contacted by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Alliance Capital has been providing full cooperation with respect to these investigations.

Based on the preliminary results of its own ongoing internal investigation concerning mutual fund transactions, Alliance Capital has identified conflicts of interest in connection with certain market timing transactions. In this regard, Alliance Capital has suspended two of its employees, neither of which was a portfolio manager or officer of the Fund. Alliance Capital continues to review the facts and circumstances relevant to the SEC's and NYAG's investigations, including whether third parties may have engaged in illegal late trading in the Funds and whether any of its employees knowingly facilitated such late trading. Consistent with the best interests of the Fund and its shareholders, Alliance Capital intends to vigorously pursue its rights, and the rights of the Fund and its shareholders, if it is determined that such trading occurred. At the present time, management of Alliance Capital is unable to estimate the impact, if any, that the outcome of these investigations may have on the Fund or Alliance Capital's results of operations or financial condition.

Alliance Capital also announced that its Board of Directors authorized a special committee, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, to direct and oversee a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

On October 2, 2003, a class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint"), was filed in federal district court in the Southern District of New York against Alliance Capital Management Holding L.P.; Alliance Capital ; Alliance Capital Management Corporation (collectively, the "Alliance Capital defendants"); certain of the AllianceBernstein Mutual Funds, including the Fund, AXA Financial, Inc.; Gerald Malone; Charles Schaffran; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management LLC; Canary Capital Partners, Ltd.; and other unnamed defendants. The action, which is brought on behalf of a putative class of all persons who purchased shares in one or more of the defendant mutual funds between October 2, 1998 and September 29, 2003, alleges violations of the Securities Act of 1933, the Securities Exchange Act of 1934 and the Investment Advisors Act of 1940. The principal allegations of the Hindo Complaint are that the Alliance Capital defendants entered into agreements under which certain named and unnamed parties were permitted to engage in



--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND late trading and market timing transactions in the defendant funds.
According to the Complaint, these agreements were fraudulent and a breach of fiduciary duty to fund shareholders. In addition, plaintiffs allege that the prospectuses for the named AllianceBernstein mutual funds were false and misleading because they: (i) failed to disclose the existence of these late trading and market timing agreements; and (ii) represented that fund shareholders would be safeguarded against the effects of such agreements. Plaintiffs seek unspecified damages, the rescission of plaintiffs' contracts with Alliance Capital, and recovery of any fees paid in connection therewith. Alliance Capital is evaluating the claims in the Hindo Complaint and intends to vigorously defend against them. At the present time, management of Alliance Capital is unable to estimate the impact, if any, that the outcome of this action may have on the Fund or on Alliance Capital's results of operations or financial condition. On October 8, 2003, a similar complaint was filed in federal district court in the Eastern District of New York in which all AllianceBernstein Funds are named as nominal defendants. Alliance Capital understands that additional lawsuits that are similar to these lawsuits have been filed, and believes that others may be filed, against Alliance Capital defendants and related parties.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 25

Financial Highlights
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                  ---------------------------------------------------------------------------------
                                                                     Class A
                                  ---------------------------------------------------------------------------------
                                                                Year Ended July 31,
                                  ---------------------------------------------------------------------------------
                                         2003            2002            2001               2000               1999
                                  ---------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $      6.29     $      8.74     $     15.13        $     11.66        $     12.14
                                  ---------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(a) ........          (.12)           (.15)           (.15)              (.16)              (.08)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions ...............           .65           (2.30)          (4.51)              3.83                .76
                                  ---------------------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................           .53           (2.45)          (4.66)              3.67                .68
                                  ---------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
   gain on investment
   transactions ...............            -0-             -0-             -0-              (.20)             (1.16)
Distributions in excess of net
   realized gain on investment
   transactions ...............            -0-             -0-          (1.73)                -0-                -0-
                                  ---------------------------------------------------------------------------------
Total distributions ...........            -0-             -0-          (1.73)              (.20)             (1.16)
                                  ---------------------------------------------------------------------------------
Net asset value, end of period    $      6.82     $      6.29     $      8.74        $     15.13        $     11.66
                                  =================================================================================
Total Return
Total investment return based
   on net asset value(b) ......          8.43%         (28.03)%        (33.85)%            31.81%              7.51%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $    46,972     $    47,367     $    74,639        $   120,687        $    77,164
Ratio to average net assets of:
   Expenses ...................          3.33%           2.62%           2.14%(c)           2.02%(c)           2.37%(c)
   Net investment loss ........         (2.09)%         (1.99)%         (1.33)%            (1.07)%             (.79)%
Portfolio turnover rate .......           105%             84%            121%               133%               120%


See footnote summary on page 29.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                  ----------------------------------------------------------------------------
                                                                   Class B
                                  ----------------------------------------------------------------------------
                                                             Year Ended July 31,
                                  ----------------------------------------------------------------------------
                                        2003           2002           2001              2000              1999
                                  ----------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $     5.46     $     7.65     $    13.59        $    10.57        $    11.20
                                  ----------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(a) ........         (.15)          (.19)          (.21)             (.24)             (.15)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions ...............          .57          (2.00)         (4.00)             3.46               .68
                                  ----------------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .42          (2.19)         (4.21)             3.22               .53
                                  ----------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
   gain on investment
   transactions ...............           -0-            -0-            -0-             (.20)            (1.16)
Distributions in excess of net
   realized gain on investment
   transactions ...............           -0-            -0-         (1.73)               -0-               -0-
                                  ----------------------------------------------------------------------------
Total distributions ...........           -0-            -0-         (1.73)             (.20)            (1.16)
                                  ----------------------------------------------------------------------------
Net asset value, end of period    $     5.88     $     5.46     $     7.65        $    13.59        $    10.57
                                  ============================================================================
Total Return
Total investment return based
   on net asset value(b) ......         7.69%        (28.63)%       (34.44)%           30.82%             6.74%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $   16,894     $   19,858     $   35,500        $   65,097        $   30,205
Ratio to average net assets of:
   Expenses ...................         4.16%          3.42%          2.90%(c)          2.76%(c)          3.14%(c)
   Net investment loss ........        (2.96)%        (2.80)%        (2.10)%           (1.82)%           (1.59)%
Portfolio turnover rate .......          105%            84%           121%              133%              120%


See footnote summary on page 29.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 27

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                   Class C
                                  ----------------------------------------------------------------------------
                                                             Year Ended July 31,
                                  ----------------------------------------------------------------------------
                                        2003           2002           2001              2000              1999
                                  ----------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $     5.48     $     7.67     $    13.62        $    10.59        $    11.22
                                  ----------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(a) ........         (.15)          (.19)          (.21)             (.24)             (.16)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions ...............          .56          (2.00)         (4.01)             3.47               .69
                                  ----------------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .41          (2.19)         (4.22)             3.23               .53
                                  ----------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
   gain on investment
   transactions ...............           -0-            -0-            -0-             (.20)            (1.16)
Distributions in excess of net
   realized gain on investment
   transactions ...............           -0-            -0-         (1.73)               -0-               -0-
                                  ----------------------------------------------------------------------------
Total distributions ...........           -0-            -0-         (1.73)             (.20)            (1.16)
                                  ----------------------------------------------------------------------------
Net asset value, end of period    $     5.89     $     5.48     $     7.67        $    13.62        $    10.59
                                  ============================================================================
Total Return
Total investment return based
   on net asset value(b) ......         7.48%        (28.55)%       (34.43)%           30.86%             6.72%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $    4,485     $    4,393     $    8,609        $   19,580        $    7,058
Ratio to average net assets of:
   Expenses ...................         4.09%          3.40%          2.89%(c)          2.75%(c)          3.15%(c)
   Net investment loss ........        (2.86)%        (2.78)%        (2.12)%           (1.80)%           (1.61)%
Portfolio turnover rate .......          105%            84%           121%              133%              120%


See footnote summary on page 29.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                  ------------------------------------------------------------------
                                                          Advisor Class
                                  ------------------------------------------------------------------
                                                       Year Ended July 31,
                                  ------------------------------------------------------------------
                                      2003         2002         2001            2000            1999
                                  ------------------------------------------------------------------
Net asset value,
   beginning of period ........   $   6.39     $   8.86     $  15.28        $  11.74        $  12.20
                                  ------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(a) ........       (.13)        (.13)        (.11)           (.12)           (.07)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions ...............        .69        (2.34)       (4.58)           3.86             .77
                                  ------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations         .56        (2.47)       (4.69)           3.74             .70
                                  ------------------------------------------------------------------
Less: Distributions
Distributions from net realized
   gain on investment
   transactions ...............         -0-          -0-          -0-           (.20)          (1.16)
Distributions in excess of net
   realized gain on investment
   transactions ...............         -0-          -0-       (1.73)             -0-             -0-
                                  ------------------------------------------------------------------
Total distributions ...........         -0-          -0-       (1.73)           (.20)          (1.16)
                                  ------------------------------------------------------------------
Net asset value, end of period    $   6.95     $   6.39     $   8.86        $  15.28        $  11.74
                                  ==================================================================
Total Return
Total investment return based
   on net asset value(b) ......       8.76%      (27.88)%     (33.71)%         32.19%           7.63%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $    201     $    204     $    797        $    707        $    189
Ratio to average net assets of:
   Expenses ...................       3.02%        2.31%        1.83%(c)        1.69%(c)        2.13%(c)
   Net investment loss ........      (1.95)%      (1.76)%      (1.03)%          (.76)%          (.63)%
Portfolio turnover rate .......        105%          84%         121%            133%            120%

(a)   Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(c) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                                                   Year Ended July 31,
                                          -------------------------------------
                                              2001        2000        1999
                                          -------------------------------------
   Class A.......................             2.13%       2.01%       2.33%
   Class B.......................             2.89%       2.75%       3.11%
   Class C.......................             2.88%       2.74%       3.12%
   Advisor Class.................             1.82%       1.68%       2.10%



--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 29

Report of Ernst & Young LLP, Independent Auditors
--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Shareholders and Board of Directors of AllianceBernstein Global Small Cap Fund, Inc.

We have audited the accompanying statement of assets and liabilities of AllianceBernstein Global Small Cap Fund, Inc., formerly Alliance Global Small Cap Fund, Inc., (the "Fund") including the portfolio of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AllianceBernstein Global Small Cap Fund, Inc. at July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, New York
September 12, 2003, except for Note J, as to which the date is October 9, 2003.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND

                                                              Board of Directors
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Bruce K. Aronow, Vice President
Edward D. Baker, III, Vice President
Thomas J. Bardong, Vice President
Michael Levy, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Distributor

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 31

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                     PORTFOLIOS
                                                                       IN FUND              OTHER
     NAME, ADDRESS,                       PRINCIPAL                    COMPLEX          DIRECTORSHIPS
     AGE OF DIRECTOR                    OCCUPATION(S)                OVERSEEN BY           HELD BY
   (YEARS OF SERVICE*)               DURING PAST 5 YEARS              DIRECTOR            DIRECTOR
-----------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR

John D. Carifa, **, 58        President, Chief Operating                   116              None
1345 Avenue of the            Officer and a Director of
Americas                      Alliance Capital Management
New York, NY 10105            Corporation ("ACMC"), with
(11)                          which he has been associated
                              with since prior to 1998.

DISINTERESTED DIRECTORS

Ruth Block, #+, 72            Formerly Executive Vice                    97              None
P.O. Box 4623                 President and Chief Insurance
Stamford, CT 06903            Officer of The Equitable Life
(11)                          Assurance Society of the United
                              States; Chairman and Chief Executive
                              Officer of Evlico, a Director
                              of Avon, BP (oil and gas), Ecolab
                              Incorporated (specialty chemicals),
                              Tandem Financial Group and Donaldson,
                              Lufkin & Jenrette Securities
                              Corporation. Former Governor at
                              Large National Association of
                              Securities Dealers, Inc.

David H. Dievler, #+, 73      Independent Consultant. Until                101              None
P.O. Box 167                  December 1994, Senior Vice
Spring Lake, NJ 07762         President of ACMC responsible
(22)                          for mutual fund administration.
                              Prior to joining ACMC in 1984, Chief
                              Financial Officer of Eberstadt Asset
                              Management since 1968. Prior to that,
                              Senior Manager at Price Waterhouse &
                              Co. Member of the American Institute
                              of Certified Public Accountants since
                              1953.

John H. Dobkin, #+, 61        Consultant. Formerly President                98              None
P.O. Box 12                   of Save Venice, Inc. (preservation
Annandale, NY 12504           organization) from 2001-2002, a Senior
(9)                           Advisor from June 1999-June 2000
                              and President of Historic Hudson
                              Valley (historic preservation)
                              from December 1989-May 1999.Previously,
                              Director of the National Academy of
                              Design and during 1988-1992, Director
                              and Chairman of the Audit Committee of ACMC.

--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND

                                                          Management of the Fund
--------------------------------------------------------------------------------

                                                                     PORTFOLIOS
                                                                       IN FUND              OTHER
     NAME, ADDRESS,                       PRINCIPAL                    COMPLEX          DIRECTORSHIPS
     AGE OF DIRECTOR                    OCCUPATION(S)                OVERSEEN BY           HELD BY
   (YEARS OF SERVICE*)               DURING PAST 5 YEARS              DIRECTOR            DIRECTOR
-----------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
(continued)

William H. Foulk, Jr.,        Investment Adviser and                       113              None
#+, 71                        independent consultant. Formerly
2 Sound View Drive            Senior Manager of Barrett
Suite 100                     Associates, Inc., a registered
Greenwich, CT 06830           investment adviser, with which
(11)                          he had been associated since
                              prior to 1998. Formerly Deputy
                              Comptroller of the State of New
                              York and, prior thereto, Chief
                              Investment Officer of the New York
                              Bank for Savings.

Clifford L. Michel, #+, 64    Senior Counsel of the law firm of             97        Placer Dome, Inc.
15 St. Bernard's Road         Cahill Gordon & Reindel since
Gladstone, NJ 07934           February 2001 and a partner of
(20)                          that firm for more than twenty-five
                              years prior thereto. President
                              and Chief Executive Officer of
                              Wenonah Development Company
                              (investments) and a Director of
                              Placer Dome, Inc. (mining).

Donald J. Robinson,           Senior Counsel of the law firm of             96              None
#+, 69                        Orrick, Herrington & Sutcliffe LLP
98 Hell's Peak Road           since prior to 1998. Formerly a
Weston, VT 05161              senior partner and a member of
(5)                           the Executive Committee of that
                              firm. He was also a member and Chairman
                              of the Municipal Securities Rulemaking
                              Board and a Trustee of the Museum of
                              the City of New York.

*     There is no stated term of office for the Fund's directors.

** Mr. Carifa is an "interested director", as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser.

#     Member of the Audit Committee.

+     Member of the Nominating Committee.



--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 33

Management of the Fund
--------------------------------------------------------------------------------

Officer Information

Certain information concerning the Fund's Officers is listed below.

       NAME,                      POSITION(S)                    PRINCIPAL OCCUPATION
  ADDRESS* AND AGE               HELD WITH FUND                  DURING PAST 5 YEARS
------------------------------------------------------------------------------------------
John D. Carifa, 58            Chairman & President         See biography above.

Bruce K. Aronow, 37           Vice President               Senior Vice President of ACMC
                                                           since 1999. Prior thereto, he
                                                           was a Vice President at
                                                           Invesco since 1998, and a Vice
                                                           President at LGT Asset
                                                           Management since prior to
                                                           1998.

Edward D. Baker, III, 52      Vice President               Senior Vice President and
                                                           Chief Investment
                                                           Officer-Emerging Markets ACMC,
                                                           with which he has been
                                                           associated since prior to
                                                           1998.

Thomas J. Bardong, 58         Vice President               Senior Vice President of ACMC,
                                                           with which he has been
                                                           associated since prior to
                                                           1998.

Michael Levy, 33              Vice President               Vice President of ACMC, with
                                                           which he has been associated
                                                           since prior to 1998.

Edmund P. Bergan, Jr., 53     Secretary                    Senior Vice President and
                                                           General Counsel of
                                                           AllianceBernstein Investment
                                                           Research and Management, Inc.
                                                           ("ABIRM") and Alliance Global
                                                           Investor Services, Inc.
                                                           ("AGIS"), with which he has
                                                           been associated since prior to
                                                           1998.

Mark D. Gersten, 52           Treasurer and Chief          Senior Vice President of
                              Financial Officer            AGIS and Vice  President of
                                                           ABIRM, with which he has been
                                                           associated since prior to 1998.

Vincent S. Noto, 38           Controller                   Vice President of AGIS, with
                                                           which he has been associated
                                                           since prior to 1998.

* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, ABIRM and AGIS are affiliates of the Fund.

      The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 1-800-227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND

                                               AllianceBernstein Family of Funds
--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy
Wealth Appreciation
Wealth Preservation
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation
Tax-Managed Wealth Preservation

U.S. Growth Funds

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Select Investor Series Biotechnology Portfolio
Select Investor Series Premier Portfolio
Select Investor Series Technology Portfolio
Technology Fund

U.S. Value Funds

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series

U.S. Large Cap Portfolio

Global & International Growth Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Global & International Value Funds

Global Value Fund
International Value Fund

Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

Intermediate California
Intermediate Diversified
Intermediate New York
Arizona
California
Insured California
Insured National
Florida
Massachusetts
Michigan
Minnesota
National
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


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38 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND
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ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] AllianceBernstein(SM)
       Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

GSCAR0703


ITEM 2.  CODE OF ETHICS.


(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


The registrant's Board of Directors has determined that independent directors Messrs. David H. Dievler and William H. Foulk qualify as audit committee financial experts.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

    Exhibit No.       DESCRIPTION OF EXHIBIT


    10 (a) (1)        Code of ethics that is subject to the disclosure of Item 2 hereof

    10 (b) (1)        Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

    10 (b) (2)        Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

    10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Small Cap Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date:  October 9, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date:  October 9, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  October 9, 2003